Shareholder Report, Average Annual Return (Details) 198124_SGI Dynamic Tactical ETF_TF_TSR Annual {TF}	12 Months Ended	41 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
SGI Dynamic Tactical ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SGI Dynamic Tactical ETF
Average Annual Return, Percent	12.85%	11.18%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	22.41%
75% S&P 500 Total Return Index/25% Bloomberg Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	75% S&P 500 Total Return Index/25% Bloomberg Aggregate Bond
Average Annual Return, Percent	15.63%	17.47%